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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21360
                                   ---------------------------------------------

                           CM Advisers Family of Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  805 Las Cimas Parkway, Suite 430         Austin, Texas               78746
--------------------------------------------------------------------------------
         (Address of principal executive offices)                    (Zip code)

                              John F. Splain, Esq.

Ultimus Fund Solutions, LCC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (512) 329-0050
                                                    ----------------------------

Date of fiscal year end:        February 28, 2009
                           -----------------------------

Date of reporting period:       August 31, 2008
                           -----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

                           CM ADVISERS FAMILY OF FUNDS

                             SEMI-ANNUAL REPORT 2008

                             -----------------------

                                CM ADVISERS FUND
                          CM ADVISERS FIXED INCOME FUND
                                 August 31, 2008
                                   (Unaudited)


This report and the financial statements contained herein are submitted for the general information of the shareholders of the CM Advisers Family of Funds (the "Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

CM ADVISERS FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
AUGUST 31, 2008 (UNAUDITED)
================================================================================

ASSET AND SECTOR ALLOCATION
(% OF NET ASSETS)
--------------------------------------------------------------------------------

                              [PIE CHART OMITTED]

Consumer Discretionary                15.7%
Consumer Staples                      18.1%
Energy                                 0.8%
Financials                             7.6%
Health Care                            3.2%
Industrials                           17.5%
Information Technology                20.8%
Materials                              2.5%
Exchange Traded Funds                  3.3%
Money Market Funds and Liabilities
 in Excess of Other Assets            10.5%

TOP 10 EQUITY HOLDINGS
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    % OF NET ASSETS
-----------------------------------     ---------------
Microsoft Corporation                        6.1%
Walgreen Company                             5.6%
Wal-Mart Stores, Inc.                        5.0%
Wells Fargo & Company                        4.3%
3M Company                                   4.3%
Talbots, Inc. (The)                          3.3%
Marsh & McLennan Companies, Inc.             3.3%
Financial Select Sector SPDR Fund            3.3%
Coca-Cola Company (The)                      3.3%
UnitedHealth Group, Inc.                     3.2%

CM ADVISERS FIXED INCOME FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
AUGUST 31, 2008 (UNAUDITED)
================================================================================

ASSET ALLOCATION
(% OF NET ASSETS)
--------------------------------------------------------------------------------

                              [PIE CHART OMITTED]

U.S. Government Obligations          13.9%
Corporate Bonds                      40.5%
Money Market Funds and Other
 Assets in Excess of Liabilities     45.6%

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                    % OF NET ASSETS
-----------------------------------------               ---------------
U.S. Treasury Strip, 7.25%, due 08/15/22                      11.7%
Marriott International, Inc., 6.375%, due 06/15/17             2.5%
U.S. Treasury Bond, 5.00%, due 05/15/37                        2.2%
PepsiCo., Inc., 5.00%, due 06/01/18                            2.0%
Kraft Foods, Inc., 6.125%, due 02/01/18                        2.0%
Western Union Company (The), 5.93%, due 10/01/16               2.0%
Starbucks Corporation, 6.25%, due 08/15/17                     2.0%
Gannet Company, Inc., 6.375%, due 04/01/12                     2.0%
Wells Fargo & Company, 5.625%, due 12/11/17                    1.9%
UnitedHealth Group, Inc., 6.00%, due 02/15/18                  1.9%

*     Excludes money market funds.

CM ADVISERS FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 86.2%                                    VALUE
--------------------------------------------------------------------------------
             AIR FREIGHT & LOGISTICS -- 1.3%
    15,235   FedEx Corporation .................................   $  1,261,763
    20,380   United Parcel Service, Inc. - Class B .............      1,306,766
                                                                   ------------
                                                                     2,568,529
                                                                   ------------
             BEVERAGES -- 3.3%
   121,520   Coca-Cola Company (The) ...........................      6,327,546
                                                                   ------------

             BUILDING PRODUCTS -- 3.1%
   317,475   Masco Corporation .................................      6,051,073
                                                                   ------------

             CHEMICALS -- 2.5%
   109,125   E.I. Du Pont de Nemours & Company .................      4,849,515
                                                                   ------------

             COMMERCIAL BANKS -- 4.3%
   278,100   Wells Fargo & Company .............................      8,418,087
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES -- 2.9%
   115,349   Avery Dennison Corporation ........................      5,564,436
                                                                   ------------

             COMPUTERS & PERIPHERALS -- 6.7%
    67,500   Dell, Inc. * ......................................      1,466,775
   286,600   Hutchinson Technology, Inc. * .....................      4,152,834
   221,600   IMATION Corporation ...............................      4,706,784
   178,330   Seagate Technology ................................      2,658,900
                                                                   ------------
                                                                     12,985,293
                                                                   ------------
             DIVERSIFIED CONSUMER SERVICES -- 1.3%
   191,730   CPI Corporation ...................................      2,576,851
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 3.1%
   578,950   KEMET Corporation * ...............................        937,899
     7,340   Maxwell Technologies, Inc. * ......................         90,722
   186,700   Newport Corporation * .............................      1,749,379
    80,260   Rogers Corporation * ..............................      3,211,203
                                                                   ------------
                                                                      5,989,203
                                                                   ------------
             FOOD & STAPLES RETAILING -- 10.6%
   299,215   Walgreen Company ..................................     10,900,402
   165,440   Wal-Mart Stores, Inc. .............................      9,772,541
                                                                   ------------
                                                                     20,672,943
                                                                   ------------
             FOOD PRODUCTS -- 1.3%
    37,725   General Mills, Inc. ...............................      2,496,641
                                                                   ------------

CM ADVISERS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 86.2% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             HEALTH CARE PROVIDERS & SERVICES -- 3.2%
   207,375   UnitedHealth Group, Inc. ..........................   $  6,314,569
                                                                   ------------

             HOUSEHOLD DURABLES -- 7.7%
    88,686   Dixie Group, Inc. (The) * .........................        678,448
   163,575   Ethan Allen Interiors, Inc. .......................      4,439,425
   200,310   Leggett & Platt, Inc. .............................      4,468,916
    44,335   Newell Rubbermaid, Inc. ...........................        802,464
   187,200   Toll Brothers, Inc. * .............................      4,657,536
                                                                   ------------
                                                                     15,046,789
                                                                   ------------
             HOUSEHOLD PRODUCTS -- 2.9%
    74,875   Colgate-Palmolive Company .........................      5,692,746
                                                                   ------------

             INDUSTRIAL CONGLOMERATES -- 5.3%
   117,305   3M Company ........................................      8,399,038
    65,795   General Electric Company ..........................      1,848,839
                                                                   ------------
                                                                     10,247,877
                                                                   ------------
             INSURANCE -- 3.3%
   200,142   Marsh & McLennan Companies, Inc. ..................      6,390,534
                                                                   ------------

             LEISURE EQUIPMENT & PRODUCTS -- 0.1%
     7,930   Eastman Kodak Company .............................        128,387
                                                                   ------------

             MACHINERY -- 2.6%
   100,425   Illinois Tool Works, Inc. .........................      4,982,084
                                                                   ------------

             MEDIA -- 1.8%
    73,850   News Corporation - Class A ........................      1,045,716
    76,700   Walt Disney Company (The) .........................      2,481,245
                                                                   ------------
                                                                      3,526,961
                                                                   ------------
             OIL, GAS & CONSUMABLE FUELS -- 0.8%
   270,000   USEC, Inc. * ......................................      1,555,200
                                                                   ------------

             PROFESSIONAL SERVICES -- 0.8%
    40,272   CDI Corporation ...................................      1,010,827
     7,000   Dun & Bradstreet Corporation (The) ................        643,790
                                                                   ------------
                                                                      1,654,617
                                                                   ------------
             ROAD & RAIL -- 1.5%
    26,375   Arkansas Best Corporation .........................        913,102
   105,930   YRC Worldwide, Inc. * .............................      1,917,333
                                                                   ------------
                                                                      2,830,435
                                                                   ------------

CM ADVISERS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 86.2% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.0%
   213,055   Applied Materials, Inc. ...........................   $  3,817,946
    41,900   Cymer, Inc. * .....................................      1,254,486
   200,000   Intel Corporation .................................      4,574,000
                                                                   ------------
                                                                      9,646,432
                                                                   ------------
             SOFTWARE -- 6.1%
   435,995   Microsoft Corporation .............................     11,898,304
                                                                   ------------

             SPECIALTY RETAIL -- 4.7%
    61,150   Aaron Rents, Inc. .................................      1,746,444
   252,052   Cost Plus, Inc. * .................................        320,106
    99,000   Pacific Sunwear of California, Inc. * .............        626,670
   472,955   Talbots, Inc. (The) ...............................      6,465,295
                                                                   ------------
                                                                      9,158,515
                                                                   ------------
             TRADING COMPANIES & DISTRIBUTORS -- 0.0%
     2,700   Lawson Products, Inc. .............................         81,324
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $180,805,911) ...........   $167,654,891
                                                                   ------------

================================================================================
    SHARES   EXCHANGE TRADED FUNDS -- 3.3%                             VALUE
--------------------------------------------------------------------------------
   299,330   Financial Select Sector SPDR Fund (Cost $8,752,878)   $  6,381,716
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS -- 11.1%                               VALUE
--------------------------------------------------------------------------------
21,661,414   Evergreen Institutional Treasury Money Market Fund -
               Institutional Class, 1.82% (a) (Cost $21,661,414)   $ 21,661,414
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 100.6%
               (Cost $211,220,203) .............................   $195,698,021

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6%) ...     (1,202,652)
                                                                   ------------

             NET ASSETS -- 100.0% ..............................   $194,495,369
                                                                   ============

(a) Variable rate security. The rate shown is the 7-day effective yield as of August 31, 2008.

*     Non-income producing security.

See accompanying notes to financial statements.

CM ADVISERS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
================================================================================
 PAR VALUE   CORPORATE BONDS -- 40.5%                                  VALUE
--------------------------------------------------------------------------------
             BEVERAGES -- 2.0%
$  300,000   PepsiCo, Inc., 5.00%, due 06/01/18 ................   $    297,352
                                                                   ------------

             BUILDING PRODUCTS -- 1.7%
   300,000   Masco Corporation, 5.85%, due 03/15/17 ............        256,534
                                                                   ------------

             COMMERCIAL BANKS -- 1.9%
   300,000   Wells Fargo & Company, 5.625%, due 12/11/17 .......        288,354
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES -- 3.2%
   200,000   Pitney Bowes, Inc., 5.75%, due 09/15/17 ...........        197,918
   300,000   R.R. Donnelley & Sons Company, 6.125%, due 01/15/17        275,375
                                                                   ------------
                                                                        473,293
                                                                   ------------
             COMPUTERS & PERIPHERALS -- 1.3%
   200,000   Seagate Technology HDD Holdings, 6.375%,
               due 10/01/11 ....................................        197,250
                                                                   ------------

             FOOD & STAPLES RETAILING -- 1.0%
   140,000   Wal-Mart Stores, Inc., 6.50%, due 08/15/37 ........        143,322
                                                                   ------------

             FOOD PRODUCTS -- 2.0%
   300,000   Kraft Foods, Inc., 6.125%, due 02/01/18 ...........        294,629
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES -- 1.9%
   300,000   UnitedHealth Group, Inc., 6.00%, due 02/15/18 .....        287,278
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE -- 4.4%
   400,000   Marriott International, Inc., 6.375%, due 06/15/17         366,325
   300,000   Starbucks Corporation, 6.25%, due 08/15/17 ........        292,778
                                                                   ------------
                                                                        659,103
                                                                   ------------
             HOUSEHOLD DURABLES -- 2.0%
   185,000   Newell Rubbermaid, Inc., 6.25%, due 04/15/18 ......        167,395
   150,000   Toll Brothers, Inc., 5.15%, due 05/15/15 ..........        127,111
                                                                   ------------
                                                                        294,506
                                                                   ------------
             IT SERVICES -- 2.0%
   300,000   Western Union Company (The), 5.93%, due 10/01/16 ..        293,225
                                                                   ------------

             MACHINERY -- 0.8%
   115,000   Dover Corporation, 5.45%, due 03/15/18 ............        114,913
                                                                   ------------

             MEDIA -- 3.3%
   300,000   Gannett Company, Inc., 6.375%, due 04/01/12 .......        289,573
   200,000   McGraw-Hill Companies, Inc. (The), 5.90%,
               due 11/15/17 ....................................        198,594
                                                                   ------------
                                                                        488,167
                                                                   ------------

CM ADVISERS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   CORPORATE BONDS -- 40.5% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
             METALS & MINING -- 1.8%
$  300,000   Alcoa, Inc., 5.72%, due 02/23/19 ..................   $    273,280
                                                                   ------------

             MULTI-LINE RETAIL -- 1.6%
   160,000   Kohl's Corporation, 6.25%, due 12/15/17 ...........        151,784
   100,000   Kohl's Corporation, 6.00%, due 01/15/33 ...........         79,220
                                                                   ------------
                                                                        231,004
                                                                   ------------
             MULTI-UTILITIES -- 1.4%
   200,000   Consolidated Edison, Inc., 5.85%, due 04/01/18 ....        201,974
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS -- 1.9%
   300,000   Valero Energy Corporation, 6.125%, due 06/15/17 ...        284,317
                                                                   ------------

             PERSONAL PRODUCTS -- 1.2%
   200,000   Estee Lauder Companies, Inc. (The), 6.00%,
               due 05/15/37 ....................................        179,439
                                                                   ------------

             PROFESSIONAL SERVICES -- 1.4%
   200,000   Dun & Bradstreet Corporation (The), 6.00%,
               due 04/01/13 ....................................        201,417
                                                                   ------------

             ROAD & RAIL -- 1.9%
   300,000   CSX Corporation, 6.25%, due 03/15/18 ..............        283,339
                                                                   ------------

             SPECIALTY RETAIL -- 1.8%
   300,000   Home Depot, Inc. (The), 5.40%, due 03/01/16 .......        271,452
                                                                   ------------

             TOTAL CORPORATE BONDS (Cost $6,195,091) ...........   $  6,014,148
                                                                   ------------

================================================================================
 PAR VALUE   U.S. GOVERNMENT OBLIGATIONS -- 13.9%                      VALUE
--------------------------------------------------------------------------------
$3,250,000   U.S. Treasury Bond, stripped principal
               payment, 7.25%, due 08/15/22 ....................   $  1,729,192
   300,000   U.S. Treasury Bond, 5.00%, due 05/15/37 ...........        327,820
                                                                   ------------

             TOTAL U.S. GOVERNMENT OBLIGATIONS
               (Cost $2,000,790) ...............................   $  2,057,012
                                                                   ------------

CM ADVISERS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   MONEY MARKET FUNDS -- 44.8%                               VALUE
--------------------------------------------------------------------------------
 6,636,825   Evergreen Institutional Treasury Money Market Fund -
               Institutional Class, 1.82%(a) (Cost $6,636,825)..   $  6,636,825
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 99.2%
               (Cost $14,832,706) ..............................   $ 14,707,985

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8% .....        116,595
                                                                   ------------

             NET ASSETS -- 100.0% ..............................   $ 14,824,580
                                                                   ============

(a) Variable rate security. The rate shown is the 7-day effective yield as of August 31, 2008.

See accompanying notes to financial statements.

CM ADVISERS FAMILY OF FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2008 (UNAUDITED)
=====================================================================================
                                                                         CM ADVISERS
                                                       CM ADVISERS       FIXED INCOME
                                                           FUND              FUND
-------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At cost .........................................   $ 211,220,203    $  14,832,706
                                                       =============    =============
   At value (Note 2) ...............................   $ 195,698,021    $  14,707,985
Dividends and interest receivable ..................         519,014          119,972
Receivable for capital shares sold .................          26,034           10,125
Other assets .......................................          22,113            9,152
                                                       -------------    -------------
   TOTAL ASSETS ....................................     196,265,182       14,847,234
                                                       -------------    -------------
LIABILITIES
Payable for investment securities purchased ........       1,474,479               --
Payable for capital shares redeemed ................          53,004               --
Payable to Adviser (Note 5) ........................         204,631            7,702
Payable to Administrator (Note 5) ..................          19,790            5,330
Other accrued expenses and liabilities .............          17,909            9,622
                                                       -------------    -------------
   TOTAL LIABILITIES ...............................       1,769,813           22,654
                                                       -------------    -------------

NET ASSETS .........................................   $ 194,495,369    $  14,824,580
                                                       =============    =============
Net assets consist of:
Paid-in capital ....................................   $ 218,551,708    $  13,881,735
Accumulated undistributed net investment income ....       1,012,550           66,372
Accumulated net realized gains (losses)
   from security transactions ......................      (9,546,707)       1,001,194
Net unrealized depreciation on investments .........     (15,522,182)        (124,721)
                                                       -------------    -------------

Net assets .........................................   $ 194,495,369    $  14,824,580
                                                       =============    =============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ......      18,432,674        1,354,700
                                                       =============    =============
Net asset value, redemption price and
   offering price per share (a) ....................   $       10.55    $       10.94
                                                       =============    =============

(a) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

CM ADVISERS FAMILY OF FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 2008 (UNAUDITED)

========================================================================================
                                                                            CM ADVISERS
                                                            CM ADVISERS     FIXED INCOME
                                                                FUND            FUND
----------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend .............................................   $  2,463,536    $     72,129
   Interest .............................................             --         169,498
                                                            ------------    ------------
        TOTAL INVESTMENT INCOME .........................      2,463,536         241,627
                                                            ------------    ------------
EXPENSES
   Investment advisory fees (Note 5) ....................      1,255,091          34,413
   Administration fees (Note 5) .........................         80,483          10,200
   Fund accounting fees (Note 5) ........................         22,063          11,435
   Registration fees ....................................         22,424           8,495
   Professional fees ....................................         19,111          11,253
   Transfer agent fees (Note 5) .........................         18,561           9,000
   Trustees' fees and expenses ..........................         14,539           4,678
   Custody and bank service fees ........................          9,519           3,172
   Insurance expense ....................................          3,948             433
   Other expenses .......................................          5,247          10,161
                                                            ------------    ------------
        TOTAL EXPENSES ..................................      1,450,986         103,240
                                                            ------------    ------------

NET INVESTMENT INCOME ...................................      1,012,550         138,387
                                                            ------------    ------------
REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
   Net realized gains (losses) from security transactions    (14,647,456)        189,633
   Net change in unrealized appreciation/
     depreciation on investments ........................     19,066,908        (330,194)
                                                            ------------    ------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS ........................      4,419,452        (140,561)
                                                            ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ......................................   $  5,432,002    $     (2,174)
                                                            ============    ============

See accompanying notes to financial statements.

CM ADVISERS FUND
STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================
                                                            SIX MONTHS
                                                               ENDED
                                                             AUGUST 31,        YEAR ENDED
                                                                2008          FEBRUARY 29,
                                                             (UNAUDITED)         2008
------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ................................   $   1,012,550    $   2,786,831
   Net realized gains (losses) from security transactions     (14,647,456)      10,247,832
   Net change in unrealized appreciation/
     depreciation on investments ........................      19,066,908      (55,891,840)
                                                            -------------    -------------
Net increase (decrease) in net assets from operations ...       5,432,002      (42,857,177)
                                                            -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income .............              --       (3,378,458)
   Distributions from net realized gains
     from security transactions .........................              --       (5,854,862)
                                                            -------------    -------------
Net decrease in net assets from
   distributions to shareholders ........................              --       (9,233,320)
                                                            -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ............................       8,314,961       53,804,075
   Net asset value of shares issued in reinvestment of
     distributions to shareholders ......................              --        8,873,195
   Proceeds from redemption fees collected (Note 2) .....          11,862           70,246
   Payments for shares redeemed .........................     (28,374,010)     (70,407,158)
                                                            -------------    -------------
Net decrease in net assets from
   capital share transactions ...........................     (20,047,187)      (7,659,642)
                                                            -------------    -------------

TOTAL DECREASE IN NET ASSETS ............................     (14,615,185)     (59,750,139)

NET ASSETS
   Beginning of period ..................................     209,110,554      268,860,693
                                                            -------------    -------------
   End of period ........................................   $ 194,495,369    $ 209,110,554
                                                            =============    =============
ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME ................................   $   1,012,550    $          --
                                                            =============    =============
CAPITAL SHARE ACTIVITY
   Shares sold ..........................................         802,026        4,351,472
   Shares reinvested ....................................              --          765,113
   Shares redeemed ......................................      (2,769,474)      (5,810,437)
                                                            -------------    -------------
   Net decrease in shares outstanding ...................      (1,967,448)        (693,852)
   Shares outstanding, beginning of period ..............      20,400,122       21,093,974
                                                            -------------    -------------
   Shares outstanding, end of period ....................      18,432,674       20,400,122
                                                            =============    =============

See accompanying notes to financial statements.

CM ADVISERS FIXED INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================
                                                         SIX MONTHS
                                                            ENDED
                                                         AUGUST 31,      YEAR ENDED
                                                            2008        FEBRUARY 29,
                                                         (UNAUDITED)        2008
------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ............................   $    138,387    $    248,436
   Net realized gains from security transactions.. ..        189,633       1,025,081
   Net change in unrealized appreciation/
     depreciation on investments ....................       (330,194)         (8,723)
                                                        ------------    ------------
Net increase (decrease) in net assets from operations         (2,174)      1,264,794
                                                        ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income .......................        (72,015)       (248,436)
   From net realized gains from security transactions             --        (212,745)
                                                        ------------    ------------
Net decrease in net assets from
   distributions to shareholders ....................        (72,015)       (461,181)
                                                        ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ........................      2,250,072       8,862,326
   Net asset value of shares issued in reinvestment
     of distributions to shareholders ...............         69,861         449,106
   Proceeds from redemption fees collected (Note 2) .            397           3,344
   Payments for shares redeemed .....................       (246,782)       (419,210)
                                                        ------------    ------------
Net increase in net assets from
   capital share transactions .......................      2,073,548       8,895,566
                                                        ------------    ------------

TOTAL INCREASE IN NET ASSETS ........................      1,999,359       9,699,179

NET ASSETS
   Beginning of period ..............................     12,825,221       3,126,042
                                                        ------------    ------------
   End of period ....................................   $ 14,824,580    $ 12,825,221
                                                        ============    ============
ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME ............................   $     66,372    $         --
                                                        ============    ============
CAPITAL SHARE ACTIVITY
   Shares sold ......................................        205,862         867,466
   Shares reinvested ................................          6,358          43,279
   Shares redeemed ..................................        (22,606)        (38,819)
                                                        ------------    ------------
   Net increase in shares outstanding ...............        189,614         871,926
   Shares outstanding, beginning of period ..........      1,165,086         293,160
                                                        ------------    ------------
   Shares outstanding, end of period ................      1,354,700       1,165,086
                                                        ============    ============

See accompanying notes to financial statements.

CM ADVISERS FUND
FINANCIAL HIGHLIGHTS

==============================================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
==============================================================================================================================
                                              SIX MONTHS
                                                 ENDED                          YEARS ENDED                          PERIOD
                                               AUGUST 31,   ----------------------------------------------------      ENDED
                                                 2008      FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 29,
                                              (UNAUDITED)      2008          2007          2006          2005        2004 (a)
------------------------------------------------------------------------------------------------------------------------------
  Net asset value at
    beginning of period .. ................   $    10.25    $    12.75    $    12.11    $    11.50    $    10.74    $    10.00
                                              ----------    ----------    ----------    ----------    ----------    ----------
  Income (loss) from investment operations:
    Net investment  income (loss) .........         0.05          0.14          0.19          0.17          0.01         (0.01)
    Net realized and unrealized
      gains (losses) on investments .......         0.25         (2.19)         1.00          1.11          0.78          0.75
                                              ----------    ----------    ----------    ----------    ----------    ----------
  Total from investment operations ........         0.30         (2.05)         1.19          1.28          0.79          0.74
                                              ----------    ----------    ----------    ----------    ----------    ----------
  Less distributions:
    Dividends from net
      investment income ...................           --         (0.16)        (0.19)        (0.15)           --            --
    Distributions from net
      realized gains ......................           --         (0.29)        (0.36)        (0.52)        (0.03)           --
                                              ----------    ----------    ----------    ----------    ----------    ----------
  Total distributions .....................           --         (0.45)        (0.55)        (0.67)        (0.03)           --
                                              ----------    ----------    ----------    ----------    ----------    ----------
  Proceeds from redemption
    fees collected (Note 2) ...............         0.00(f)       0.00(f)       0.00(f)       0.00(f)       0.00(f)       0.00(f)
                                              ----------    ----------    ----------    ----------    ----------    ----------
  Net asset value at
    end of period .........................   $    10.55    $    10.25    $    12.75    $    12.11    $    11.50    $    10.74
                                              ==========    ==========    ==========    ==========    ==========    ==========

  Total return  (b) .......................        2.93%(c)    (16.43%)        9.88%        11.31%         7.36%         7.40%(c)
                                              ==========    ==========    ==========    ==========    ==========    ==========
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at
    end of period (000's).. ...............   $  194,495    $  209,111    $  268,861    $  187,557    $   79,992    $   36,589
                                              ==========    ==========    ==========    ==========    ==========    ==========
  Ratio of gross expenses
    to average net assets.. ...............        1.45%(e)      1.46%         1.50%         1.83%         2.03%         2.84%(e)

  Ratio of net expenses
    to average net assets (d) .............        1.45%(e)      1.46%         1.50%         1.50%         1.50%         1.50%(e)

  Ratio of net investment income
    (loss) to average net assets (d) ......        1.01%(e)      1.07%         1.70%         1.86%         0.10%        (0.30%)(e)

  Portfolio turnover rate .................           6%(c)        66%           22%           19%           18%            6%(c)

(a) Represents the period from the commencement of operations (May 13, 2003) through February 29, 2004.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d) Ratio was determined after investment advisory fee waivers and/or expense reimbursements.

(e)   Annualized.

(f)   Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.

CM ADVISERS FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
==================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
==================================================================================================
                                                    SIX MONTHS
                                                       ENDED              YEAR           PERIOD
                                                     AUGUST 31,          ENDED            ENDED
                                                        2008          FEBRUARY 29,     FEBRUARY 28,
                                                     (UNAUDITED)          2008           2007 (a)
--------------------------------------------------------------------------------------------------
  Net asset value at beginning of period .........   $    11.01        $    10.66       $    10.00
                                                     ----------        ----------       ----------
  Income (loss) from investment operations:
    Net investment income ........................         0.11              0.25             0.29
    Net realized and unrealized gains
      (losses) on investments ....................        (0.12)             0.57             0.84
                                                     ----------        ----------       ----------
  Total from investment operations ...............        (0.01)             0.82             1.13
                                                     ----------        ----------       ----------
  Less distributions:
    Dividends from net investment income .........        (0.06)            (0.25)           (0.29)
    Distributions from net realized gains ........           --             (0.22)              --
    In excess of net investment income ...........           --                --            (0.18)
                                                     ----------        ----------       ----------
  Total distributions ............................        (0.06)            (0.47)           (0.47)
                                                     ----------        ----------       ----------

  Proceeds from redemption fees collected (Note 2)         0.00(f)           0.00(f)          0.00(f)
                                                     ----------        ----------       ----------

  Net asset value at end of period ...............   $    10.94        $    11.01       $    10.66
                                                     ==========        ==========       ==========

  Total return (b) ...............................       (0.09%)(c)         8.05%           11.39%(c)
                                                     ==========        ==========       ==========
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period (000's) ............   $   14,825        $   12,825       $    3,126
                                                     ==========        ==========       ==========

  Ratio of gross expenses to average net assets ..        1.50%(e)          2.28%            7.28%(e)

  Ratio of net expenses to average net assets (d)         1.50%(e)          1.50%            1.50%(e)

  Ratio of net investment income to
    average net assets (d) .......................        2.01%(e)          2.79%            3.28%(e)

  Portfolio turnover rate ........................          16%(c)           188%               0%

(a) Represents the period from the commencement of operations (March 24, 2006) through February 28, 2007.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d) Ratio was determined after investment advisory fee waivers and/or expense reimbursements.

(e)   Annualized.

(f)   Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.

CM ADVISERS FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2008 (UNAUDITED)
================================================================================

1.    ORGANIZATION

The CM Advisers Fund and the CM Advisers Fixed Income Fund (collectively the "Funds" and individually a "Fund") are each no-load series of the CM Advisers Family of Funds (the "Trust"), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.

The CM Advisers Fund commenced operations on May 13, 2003. The investment objective of the Fund is long-term growth of capital.

The CM Advisers Fixed Income Fund commenced operations on March 24, 2006. The investment objective of the Fund is to seek to preserve capital and maximize total return using fixed income securities.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

INVESTMENT VALUATION - The Funds' investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds' net asset value calculations) or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Funds' normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Financial Accounting Standards Board ("FASB") Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

o     Level 1 - quoted prices in active markets for identical securities
o     Level 2 - other significant observable inputs
o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CM ADVISERS FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The following is a summary of the inputs used to value the Funds' net assets as of August 31, 2008:
--------------------------------------------------------------------------------
                                                                    CM ADVISERS
                                                    CM ADVISERS     FIXED INCOME
VALUATION INPUTS                                        FUND           FUND
--------------------------------------------------------------------------------
Level 1 - Quoted Prices.........................   $ 195,698,021   $   6,636,825
Level 2 - Other Significant Observable Inputs...              --       8,071,160
                                                   -------------   -------------
Total  .........................................   $ 195,698,021   $  14,707,985
                                                   =============   =============
--------------------------------------------------------------------------------

SHARE VALUATION AND REDEMPTION FEES -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 1% payable to the applicable Fund, if redeemed within one year of the date of the purchase. During the periods ended August 31, 2008 and February 29, 2008, proceeds from redemption fees totaled $11,862 and $70,246, respectively, for the CM Advisers Fund and $397 and $3,344, respectively, for the CM Advisers Fixed Income Fund.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the interest method. Gains and losses on securities sold are determined on a specific identification basis, which is the same basis used for federal income tax purposes.

EXPENSES - The Funds bear expenses incurred specifically on their behalf as well as a portion of general Trust expenses, which are allocated according to methods authorized by the Trustees.

DIVIDEND DISTRIBUTIONS - Dividends arising from net investment income, if any, are declared and paid at least annually to shareholders of the CM Advisers Fund and declared and paid quarterly to shareholders of the CM Advisers Fixed Income Fund. Distributions from capital gains (if any) are generally declared and distributed annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the periods ended August 31, 2008 and February 29, 2008 was as follows:

--------------------------------------------------------------------------------------------
                                     PERIODS     ORDINARY       LONG-TERM         TOTAL
                                      ENDED       INCOME      CAPITAL GAINS   DISTRIBUTIONS
--------------------------------------------------------------------------------------------
CM Advisers Fund.................   08/31/08    $        --    $        --     $        --
                                    02/29/08    $ 3,378,458    $ 5,854,862     $ 9,233,320
--------------------------------------------------------------------------------------------
CM Advisers Fixed Income Fund....   08/31/08    $    72,015    $        --     $    72,015
                                    02/29/08    $   461,181    $        --     $   461,181
--------------------------------------------------------------------------------------------

CM ADVISERS FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.    FEDERAL INCOME TAX

It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2008:

-------------------------------------------------------------------------------
                                                                   CM ADVISERS
                                                  CM ADVISERS     FIXED INCOME
                                                      FUND             FUND
-------------------------------------------------------------------------------
Tax cost of portfolio investments ............   $ 211,220,203    $  14,832,706
                                                 =============    =============
Gross unrealized appreciation ................   $  12,740,380    $      63,388
Gross unrealized depreciation ................     (28,262,562)        (188,109)
                                                 -------------    -------------
Net unrealized depreciation ..................   $ (15,522,182)   $    (124,721)
Undistributed ordinary income ................       1,012,550          934,873
Undistributed long-term gains ................       5,100,749          132,693
Other losses .................................     (14,647,456)              --
                                                 -------------    -------------
Accumulated earnings (deficit) ...............   $ (24,056,339)   $     942,845
                                                 =============    =============
-------------------------------------------------------------------------------

The FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Based on management's analysis, the application of FIN 48 does not have a material impact on these financial statements. The statute of limitations on the Fund's tax returns remains open for the years ended February 28, 2006 through February 29, 2008.

CM ADVISERS FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

4.    INVESTMENT TRANSACTIONS

During the six months ended August 31, 2008, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, were as follows:

--------------------------------------------------------------------------------
                                                                   CM ADVISERS
                                                   CM ADVISERS     FIXED INCOME
                                                       FUND            FUND
--------------------------------------------------------------------------------
Cost of purchases of investment securities.....   $  11,269,103    $   6,192,137
                                                  =============    =============
Proceeds from sales of investment securities...   $  42,281,290    $          --
                                                  =============    =============
--------------------------------------------------------------------------------

5.    TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Funds pay a monthly advisory fee to Van Den Berg Management I, Inc. (the "Adviser") based upon the average daily net assets of each Fund and calculated at the annual rate of 1.25% for the CM Advisers Fund and 0.50% for the CM Advisers Fixed Income Fund. The Adviser has entered into a contractual agreement (the "Expense Limitation Agreement") with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds' total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 plan) during the fiscal year ended February 28, 2009 to not more than 2.00% and 1.50% of the average daily net assets of the CM Advisers Fund and the CM Advisers Fixed Income Fund, respectively. There can be no assurance that the Expense Limitation Agreement or any voluntary fee waivers will continue beyond February 28, 2009. There were no advisory fee waivers or expense reimbursements during the six months ended August 31, 2008.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus Fund Solutions, LLC ("Ultimus") provides executive and administrative services and internal regulatory compliance services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission ("SEC") and state securities commissions and prepares materials for meetings of the Board of Trustees. For these services, each Fund pays to Ultimus a monthly fee at an annual rate of 0.08% per annum of its average daily net assets up to $500 million, 0.05% of such assets from $500 million to $2 billion, 0.04% of such assets from $2 billion to $3 billion and 0.03% of such assets in excess of $3 billion, provided, however, that the minimum fee is $2,000 per month with respect to each Fund. Ultimus is currently discounting the administration fee by 15% for the CM Advisers Fixed Income Fund; this discount ends November 20, 2008.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Funds. For these services, each Fund pays to Ultimus a base fee of $2,000 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of each Fund's average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Funds pay all costs of external pricing services.

CM ADVISERS FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from each Fund a fee, payable monthly, at an annual rate of $17 per account, provided, however, that the minimum fee with respect to each Fund is $1,000 per month if a Fund has 25 shareholder accounts or less, $1,250 if a Fund has more than 25 but less than 100 shareholder accounts, and $1,500 per month if a Fund has more than 100 shareholder accounts. In addition, each Fund pays out-of-pocket expenses, including but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
Pursuant to the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the "Distributor") serves as the Funds' principal underwriter. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor receives compensation of $250 per month from each Fund for such services.

DISTRIBUTION AND SERVICE FEES
The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees"), have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for each of the Funds (the "Plans"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plans provide that the Funds may incur certain costs, which may not exceed 0.25% per annum of the CM Advisers Fund's average daily net assets and 0.45% per annum of the CM Advisers Fixed Income Fund's average daily net assets, related to activities reasonably intended to result in sales of shares of the Funds or support servicing of shareholder accounts. During the six months ended August 31, 2008, the Funds did not incur any distribution related expenses under the Plans.

6.    CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

CM ADVISERS FAMILY OF FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. Operating expenses, which are deducted from each Fund's gross income, directly reduce the investment return of the Funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (March 1, 2008 - August 31, 2008).

The table below illustrates each Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not impose any sales loads. However, a redemption fee of 1% is applied on the sale of shares (sold within one year of the date of their purchase.)

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds' expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

CM ADVISERS FAMILY OF FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

CM ADVISERS FUND
--------------------------------------------------------------------------------
                                    BEGINNING        ENDING
                                  ACCOUNT VALUE   ACCOUNT VALUE   EXPENSES PAID
                                  MARCH 1, 2008   AUG. 31, 2008   DURING PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return ...... $   1,000.00    $   1,029.30     $   7.40
Based on Hypothetical 5% Return
    (before expenses) ............ $   1,000.00    $   1,017.85     $   7.35
--------------------------------------------------------------------------------

* Expenses are equal to the CM Adviser Fund's annualized expense ratio of 1.45% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

CM ADVISERS FIXED INCOME FUND
--------------------------------------------------------------------------------
                                    BEGINNING        ENDING
                                  ACCOUNT VALUE   ACCOUNT VALUE   EXPENSES PAID
                                  MARCH 1, 2008   AUG. 31, 2008   DURING PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return ...... $   1,000.00    $     999.10     $   7.54
Based on Hypothetical 5% Return
    (before expenses) ............ $   1,000.00    $   1,017.60     $   7.61
--------------------------------------------------------------------------------

* Expenses are equal to the CM Advisers Fixed Income Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
================================================================================

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-859-5856. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC's website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC's website at http://www.sec.gov.

                              CM ADVISERS FUND AND
                          CM ADVISERS FIXED INCOME FUND
                                ARE SERIES OF THE
                           CM ADVISERS FAMILY OF FUNDS

                             -----------------------

FOR SHAREHOLDER SERVICE INQUIRIES:          FOR INVESTMENT ADVISER INQUIRIES:

Ultimus Fund Solutions, LLC                 Van Den Berg Management I, Inc.
P.O. Box 46707                              (d/b/a CM Fund Advisers)
Cincinnati, OH 45246-0707                   805 Las Cimas Parkway, Suite 430
                                            Austin, Texas 78746

TOLL-FREE TELEPHONE:                        TOLL-FREE TELEPHONE:
1-888-859-5856                              1-888-859-5856

                                            WORLD WIDE WEB @:
                                            centman.com

--------------------------------------------------------------------------------
Investment in the Funds is subject to investment risks, including the possible loss of some or all of the principal amount invested. No investment strategy works all the time, and past performance is not necessarily indicative of future performance.

THE PERFORMANCE INFORMATION QUOTED IN THIS REPORT REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. A REDEMPTION FEE OF 1% OF THE AMOUNT REDEEMED IS IMPOSED ON REDEMPTIONS OF FUND SHARES OCCURRING WITHIN ONE YEAR FOLLOWING THE ISSUANCE OF SUCH SHARES.

AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUNDS. A COPY OF THE PROSPECTUS IS AVAILABLE AT WWW.CENTMAN.COM OR BY CALLING SHAREHOLDER SERVICES AT 1-888-859-5856. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.
--------------------------------------------------------------------------------

            FOR MORE INFORMATION ON YOUR CM ADVISERS FAMILY OF FUNDS:

                      See Our Web site @ www.centman.com or

         Call Our Shareholder Services Group Toll-Free at 1-888-859-5856

ITEM 2.     CODE OF ETHICS.

No required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   CM Advisers Family of Funds

By (Signature and Title)*           /s/ Arnold Van Den Berg
                              --------------------------------------------------
                                    Arnold Van Den Berg, Chairman and President

Date          November 6, 2008
       -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Arnold Van Den Berg
                              --------------------------------------------------
                                    Arnold Van Den Berg, Chairman and President

Date          November 6, 2008
       -----------------------------

By (Signature and Title)*           /s/ James D. Brilliant
                              --------------------------------------------------
                                    James D. Brilliant, Treasurer

Date          November 6, 2008
       -----------------------------

* Print the name and title of each signing officer under his or her signature.